Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2060 Fund - Fidelity Freedom 2060 Fund - Class K6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567